UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  888 Seventh Avenue, 29th Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lloyd Blumberg
Title:  Chief Operating Officer
Phone:  (212) 265-4200


Signature, Place and Date of Signing:

 /s/  Lloyd Blumberg           New York, New York         February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total: $652,639
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13F File Number              Name

1            028-13041                         H Partners, LP
2            028-14314                         H Offshore Fund, Ltd.
3            028-14309                         H Partners Phoenix SPV Fund, LP

                                           FORM 13F INFORMATION TABLE
                                           H PARTNERS MANAGEMENT, LLC
                                                DECEMBER 31, 2011


COLUMN 1                   COLUMN  2  COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8

                           TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER             CLASS      CUSIP       (X$1000)    PRN AMT   PRN CALL  DISCRETION  MNGRS      SOLE       SHARED  NONE
BOYD GAMING CORP           COM        103304101     25,364    3,400,000             DEFINED      1,2    3,400,000     0      0
CUMULUS MEDIA INC          CL A       231082108      2,260      676,682             DEFINED      1,2      676,682     0      0
GRACE W R & CO DEL NEW     COM        38388F108     50,971    1,110,000             DEFINED      1,2    1,110,000     0      0
SEALY CORP                 COM        812139301     25,140   14,616,441             DEFINED      1,2   14,616,441     0      0
SIX FLAGS ENTMT CORP NEW   COM        83001A102    548,904   13,309,998             DEFINED    1,2,3   13,309,998     0      0
                                                               652,639



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